Intangible Assets (Details) - Schedule of Intangible Assets	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Schedule of Intangible Assets [Abstract]
Balance at the beginning
Additions	4,589,300	1,000,000
Currency realignment	111,594	24,316
Balance at the end	RM 4,700,894	$ 1,024,316